SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jan. 13, 2020
Defined Benefit Plan Disclosure [Line Items]
Ownership			100.00%
M M O F Venice Parking L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Venice Beach - Lincoln Blvd.
Purpose	Parking Lot
Ownership	100.00%	100.00%
M M E R E A K L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Venice Beach - Abbot Kinney
Purpose	Building
Ownership	100.00%	100.00%
M M O F R E S D L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	San Diego - Kearny Mesa
Purpose	Building
Ownership	100.00%	100.00%
M M O F R E Vegas 2 L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Las Vegas - The Strip
Purpose	Building
Ownership	100.00%	100.00%
M M O F R E Fremont L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Las Vegas - Downtown Arts District
Purpose	Building
Ownership	100.00%	100.00%
M M E R E B H L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Los Angeles - Beverly Hills
Purpose	Building
Ownership	100.00%	100.00%
N V G N R E Holdings L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Nevada
Purpose	Genetics R&D Facility
Ownership	100.00%	100.00%